Income Taxes (Detail 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax benefit computed at 34%	$ (2,692,100)	$ (1,375,300)
State tax provision, net of federal tax benefit	(462,800)	(227,400)
Change in valuation allowance	3,146,000	1,542,600
Other	8,900	60,100
Income tax expense	$ 0	$ 0